AI Powered Equity ETF
Schedule of Investments
June 30, 2020 (Unaudited)
	Shares	Value
COMMON STOCKS - 94.7%
Canada - 0.2%
Commercial Services & Supplies - 0.2%
Waste Connections, Inc.	1,557	$146,031

United States - 94.5%
Aerospace & Defense - 0.9%
General Dynamics Corp.	2,120	316,855
Lockheed Martin Corp.	681	248,511
Northrop Grumman Corp.	701	215,515
Total Aerospace & Defense		780,881
Airlines - 0.2%
Alaska Air Group, Inc.	4,191	151,966
Banks - 0.7%
PNC Financial Services Group, Inc.	5,772	607,272
Beverages - 0.9%
Brown-Forman Corp. (a)	5,354	340,835
Constellation Brands, Inc.	1,029	180,024
PepsiCo, Inc.	2,318	306,579
Total Beverages		827,438
Biotechnology - 7.9%
AbbVie, Inc.	4,843	475,486
Exelixis, Inc. (b)	14,136	335,589
Fate Therapeutics, Inc. (b)	16,443	564,159
Gilead Sciences, Inc.	25,867	1,990,208
Inovio Pharmaceuticals, Inc. (a)(b)	15,367	414,141
Moderna, Inc. (a)(b)	25,316	1,625,540
Novavax, Inc. (a)(b)	3,727	310,645
Sorrento Therapeutics, Inc. (a)(b)	66,998	420,747
Vertex Pharmaceuticals, Inc. (b)	2,679	777,740
Total Biotechnology		6,914,255
Capital Markets - 1.3%
Cboe Global Markets, Inc.	1,166	108,764
CME Group, Inc.	2,416	392,697
Intercontinental Exchange, Inc.	4,371	400,384
State Street Corp.	3,577	227,318
Total Capital Markets		1,129,163
Chemicals - 0.2%
Ecolab, Inc.	817	162,542
Commercial Services & Supplies - 0.9%
Rollins, Inc. (a)	13,517	572,985
Waste Management, Inc.	2,977	315,294
Total Commercial Services & Supplies		888,279
Communications Equipment - 1.1%
Cisco Systems, Inc.	19,735	920,440
Consumer Finance - 0.4%
Green Dot Corp. - Class A (a)(b)	6,709	329,278
Containers & Packaging - 0.2%
Westrock Co.	4,844	136,891
Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc. - Class B (b)	4,633	827,037
MSCI, Inc.	1,795	599,207
Total Diversified Financial Services		1,426,244
Diversified Telecommunication Services - 0.2%
Verizon Communications, Inc.	3,924	216,330
Electric Utilities - 1.5%
Duke Energy Corp. (a)	3,272	261,400
Eversource Energy	4,416	367,720
Exelon Corporation	10,260	372,335
NextEra Energy, Inc.	934	224,319
Total Electric Utilities		1,225,774
Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp.	924	88,528
Entertainment - 2.8%
Activision Blizzard, Inc.	9,053	687,123
Netflix, Inc. (b)	2,265	1,030,665
Roku, Inc. (b)	2,873	334,791
Take-Two Interactive Software, Inc. (b)	2,855	398,472
Total Entertainment		2,451,051
Food & Staples Retailing - 2.0%
Costco Wholesale Corp.	2,402	728,310
Kroger Co.	10,904	369,100
Walmart, Inc.	5,388	645,375
Total Food & Staples Retailing		1,742,785
Food Products - 1.8%
Campbell Soup Co. (a)	5,739	284,827
Conagra Brands, Inc.	17,022	598,663
General Mills, Inc.	3,558	219,351
Hershey Co.	1,483	192,226
Kellogg Co. (a)	4,798	316,956
Total Food Products		1,612,023
Gas Utilities - 0.5%
Atmos Energy Corp.	3,381	336,680
Spire, Inc.	2,025	133,063
Total Gas Utilities		469,743
Health Care Equipment & Supplies - 3.5%
Abbott Laboratories	8,557	782,367
DexCom, Inc. (a)(b)	1,150	466,210
Haemonetics Corp. (b)	8,665	776,037
Intuitive Surgical, Inc. (b)	462	263,261
ResMed, Inc.	4,029	773,568
Total Health Care Equipment & Supplies		3,061,443
Health Care Providers & Services - 4.3%
AmerisourceBergen Corp.	7,371	742,777
Anthem, Inc.	1,652	434,443
Cardinal Health, Inc.	6,875	358,806
Centene Corp. (b)	7,097	451,014
HCA Healthcare, Inc.	2,718	263,809
Humana, Inc.	1,269	492,055
Molina Healthcare, Inc. (b)	3,142	559,213
UnitedHealth Group, Inc.	1,571	463,366
Total Health Care Providers & Services		3,765,483
Health Care Technology - 5.2%
Cerner Corp. (a)	6,986	478,890
Livongo Health, Inc. (a)(b)	20,840	1,566,960
Teladoc Health, Inc. (a)(b)	9,203	1,756,300
Veeva Systems, Inc. (b)	3,066	718,732
Total Health Care Technology		4,520,882
Hotels, Restaurants & Leisure - 0.6%
Domino's Pizza, Inc.	1,472	543,816
Household Durables - 0.7%
Stanley Black & Decker, Inc.	4,327	603,097
Household Products - 3.5%
Church & Dwight Co., Inc.	7,934	613,298
Clorox Co.	2,889	633,760
Kimberly-Clark Corp.	5,084	718,624
Procter & Gamble Co.	8,385	1,002,595
Total Household Products		2,968,277
Industrial Conglomerates - 0.5%
3M Co.	1,349	210,431
General Electric Co.	35,615	243,250
Total Industrial Conglomerates		453,681
Insurance - 0.5%
eHealth, Inc. (b)	4,225	415,064
Interactive Media & Services - 4.5%
Alphabet, Inc. - Class A (b)	2,116	3,000,594
Facebook, Inc. - Class A (b)	4,058	921,450
Total Interactive Media & Services		3,922,044
Internet & Direct Marketing Retail - 4.8%
Amazon.com, Inc. (b)	1,364	3,763,030
Etsy, Inc. (b)	3,946	419,184
Total Internet & Direct Marketing Retail		4,182,214
IT Services - 3.4%
Akamai Technologies, Inc. (a)(b)	4,948	529,881
Leidos Holdings, Inc.	7,600	711,892
MasterCard, Inc. - Class A	2,125	628,363
PayPal Holdings, Inc. (b)	2,640	459,967
Twilio, Inc. - Class A (b)	2,092	459,027
Visa, Inc. - Class A (a)	1,149	221,952
Total IT Services		3,011,082
Life Sciences Tools & Services - 3.1%
IQVIA Holdings, Inc. (b)	1,485	210,692
Syneos Health, Inc. (b)	13,909	810,199
Thermo Fisher Scientific, Inc.	3,741	1,355,514
Waters Corp. (b)	1,951	351,960
Total Life Sciences Tools & Services		2,728,365
Media - 0.6%
Charter Communications, Inc. - Class A (b)	769	392,221
Liberty Broadband Corp. - Class C (b)	842	104,374
Total Media		496,595
Metals & Mining - 0.5%
Royal Gold, Inc. (a)	3,717	462,098
Multiline Retail - 0.7%
Dollar General Corporation	1,212	230,898
Target Corp.	2,828	339,162
Total Multiline Retail		570,060
Multi-Utilities - 0.3%
DTE Energy Co.	1,708	183,610
Sempra Energy	886	103,866
Total Multi-Utilities		287,476
Oil, Gas & Consumable Fuels - 3.0%
Cabot Oil & Gas Corp. (a)	17,237	296,132
Cimarex Energy Co.	16,725	459,770
EQT Corp.	37,691	448,523
ONEOK, Inc. (a)	19,807	657,989
Valero Energy Corp.	6,638	390,447
Williams Cos., Inc. (a)	20,752	394,703
Total Oil, Gas & Consumable Fuels		2,647,564
Pharmaceuticals - 3.7%
Bristol-Myers Squibb Co.	9,608	564,950
Catalent, Inc. (b)	5,221	382,699
Eli Lilly and Co.	1,368	224,598
Johnson & Johnson	5,586	785,559
Nektar Therapeutics (a)(b)	8,876	205,568
Pfizer, Inc.	32,471	1,061,803
Total Pharmaceuticals		3,225,177
Professional Services - 0.7%
Verisk Analytics, Inc.	3,353	570,681
Real Estate Investment Trusts (REITs) - 0.7%
Medical Properties Trust, Inc.	30,717	577,480
Real Estate Management & Development - 1.2%
Redfin Corp. (a)(b)	24,487	1,026,250
Semiconductors & Semiconductor Equipment - 4.6%
Advanced Micro Devices, Inc. (b)	18,817	989,962
Broadcom, Inc.	1,291	407,453
Intel Corp.	8,475	507,059
Microchip Technology, Inc. (a)	3,903	411,025
Micron Technology, Inc. (b)	4,756	245,029
NVIDIA Corp.	2,178	827,444
Qualcomm, Inc.	7,887	719,373
Total Semiconductors & Semiconductor Equipment		4,107,345
Software - 13.1%
Box, Inc. - Class A (b)	79,514	1,650,711
Citrix Systems, Inc.	4,834	714,997
Cloudera, Inc. (a)(b)	37,159	472,662
Coupa Software, Inc. (b)	2,348	650,490
Crowdstrike Holdings, Inc. - Class A (a)(b)	5,727	574,361
Everbridge, Inc. (a)(b)	6,953	962,017
Fortinet, Inc. (b)	3,951	542,354
Intuit, Inc.	2,729	808,303
Microsoft Corp.	10,417	2,119,963
New Relic, Inc. (b)	10,418	717,800
RingCentral, Inc. - Class A (b)	1,957	557,765
salesforce.com, Inc. (b)	2,990	560,117
SS&C Technologies Holdings, Inc.	12,896	728,366
Tenable Holdings, Inc. (a)(b)	15,306	456,272
Total Software		11,516,178
Specialty Retail - 1.1%
AutoNation, Inc. (a)(b)	13,164	494,703
RH (a)(b)	2,052	510,743
Total Specialty Retail		1,005,446
Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	3,641	1,328,237
Pure Storage, Inc. - Class A (b)	73,425	1,272,455
Western Digital Corporation	9,975	440,396
Total Technology Hardware, Storage & Peripherals		3,041,088
Water Utilities - 1.1%
Essential Utilities, Inc. (a)	22,673	957,708
Total United States		82,747,477
TOTAL COMMON STOCKS (Cost $70,970,949)		82,893,508

CLOSED-END FUNDS - 0.3%
United States - 0.3%
Ares Capital Corp. (a)	19,173	277,050
TOTAL CLOSED-END FUNDS (Cost $232,456)		277,050

RIGHTS - 0%
United States - 0.0%
NewStar Financial, Inc. (b)(c)	115,783	0
TOTAL RIGHTS (Cost $0)		0

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 15.0%
Mount Vernon Liquid Assets Portfolio, LLC, 0.33% (d)	13,154,315	13,154,315
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $13,154,315)		13,154,315

SHORT-TERM INVESTMENTS - 5.0%
Money Market Funds
First American Government Obligations Fund 0.09% (d)	450,778	450,778
Invesco Advisers, Inc. STIT-Treasury Portfolio - Institutional Class, 0.08% (d)	3,922,229	3,922,229
TOTAL SHORT-TERM INVESTMENTS (Cost $4,373,007)		4,373,007

Total Investments (Cost $88,730,727) - 115.0%		100,697,880
Liabilities in Excess of Other Assets - (15.0)%		(13,170,806)
TOTAL NET ASSETS - 100.0%		$87,527,074

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security was out on loan at June 30, 2020.
(b)	Non-income producing security.
(c)	Value determined based on estimated fair value. Classified as Level 3 in the fair value hierarchy.
(d)	The rate quote is the annualized seven-day yield at June 30, 2020.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services ("Fund Services").

ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”) and AI Powered Equity ETF (“AIEQ”) (each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2020, SILJ, HACK, IPAY, VALT, AWAY, GERM, GAMR, IVES, ITEQ, and ETHO did not hold any fair valued securities. As of June 30, 2020, AIEQ held one fair valued security.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2020:

AIEQ
Assets^	Level 1	Level 2	Level 3		Total
Common Stocks	$82,893,508	$-	$-		$82,893,508
Closed-End Funds	277,050	-	-		277,050
Rights	-	-	-	(1)	-
Short Term Investments	4,373,007	-	-		4,373,007
Investments Purchased with Securities Lending Collateral*	-	-	-		13,154,315
Total Investments in Securities	$87,543,565	$-	$-		$100,697,880

(1) Includes a security valued at $0.
^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expediant have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.